Loans (Details) - Schedule of Risk Category of Loans by Class of Loans $ in Thousands	Jun. 30, 2024 USD ($)
One- to four-family [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024	$ 29,792
Term Loans Amortized Cost by Origination Fiscal Year, 2023	50,814
Term Loans Amortized Cost by Origination Fiscal Year, 2022	47,346
Term Loans Amortized Cost by Origination Fiscal Year, 2021	43,024
Term Loans Amortized Cost by Origination Fiscal Year, 2020	26,904
Term Loans Amortized Cost by Origination Fiscal Year, Prior	58,156
Revolving Loans Amortized Cost Basis
Total	256,216
One- to four-family residential real estate [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior	16
Revolving Loans Amortized Cost Basis
Total	16
Multi-family [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024	400
Term Loans Amortized Cost by Origination Fiscal Year, 2023	6,076
Term Loans Amortized Cost by Origination Fiscal Year, 2022	5,907
Term Loans Amortized Cost by Origination Fiscal Year, 2021	1,239
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior	2,193
Revolving Loans Amortized Cost Basis
Total	15,815
Multi-family [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Construction [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024	8,230
Term Loans Amortized Cost by Origination Fiscal Year, 2023	5,562
Term Loans Amortized Cost by Origination Fiscal Year, 2022	23
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total	13,815
Construction [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023	6
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total	6
Land [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Land [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024	401
Term Loans Amortized Cost by Origination Fiscal Year, 2023	252
Term Loans Amortized Cost by Origination Fiscal Year, 2022	213
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior	98
Revolving Loans Amortized Cost Basis
Total	964
Farm [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Farm [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022	221
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior	948
Revolving Loans Amortized Cost Basis
Total	1,169
Nonresidential real estate [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Nonresidential real estate [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024	7,828
Term Loans Amortized Cost by Origination Fiscal Year, 2023	2,578
Term Loans Amortized Cost by Origination Fiscal Year, 2022	3,099
Term Loans Amortized Cost by Origination Fiscal Year, 2021	3,406
Term Loans Amortized Cost by Origination Fiscal Year, 2020	5,711
Term Loans Amortized Cost by Origination Fiscal Year, Prior	11,686
Revolving Loans Amortized Cost Basis
Total	34,308
Commercial and Industrial [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Commercial and Industrial [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024	482
Term Loans Amortized Cost by Origination Fiscal Year, 2023	214
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021	4
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total	700
Share Loans [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Share Loans [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024	116
Term Loans Amortized Cost by Origination Fiscal Year, 2023	113
Term Loans Amortized Cost by Origination Fiscal Year, 2022	20
Term Loans Amortized Cost by Origination Fiscal Year, 2021	15
Term Loans Amortized Cost by Origination Fiscal Year, 2020	176
Term Loans Amortized Cost by Origination Fiscal Year, Prior	379
Revolving Loans Amortized Cost Basis
Total	819
Home Equity [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Home Equity [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis	10,644
Total	10,644
Auto [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Auto [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024	68
Term Loans Amortized Cost by Origination Fiscal Year, 2023	9
Term Loans Amortized Cost by Origination Fiscal Year, 2022	30
Term Loans Amortized Cost by Origination Fiscal Year, 2021	3
Term Loans Amortized Cost by Origination Fiscal Year, 2020	2
Term Loans Amortized Cost by Origination Fiscal Year, Prior	5
Revolving Loans Amortized Cost Basis
Total	117
Unsecured [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Unsecured [Member] | Residential Portfolio Segment [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024	285
Term Loans Amortized Cost by Origination Fiscal Year, 2023	34
Term Loans Amortized Cost by Origination Fiscal Year, 2022	24
Term Loans Amortized Cost by Origination Fiscal Year, 2021	174
Term Loans Amortized Cost by Origination Fiscal Year, 2020	13
Term Loans Amortized Cost by Origination Fiscal Year, Prior	55
Revolving Loans Amortized Cost Basis
Total	585
Pass [Member] | One- to four-family [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024	29,792
Term Loans Amortized Cost by Origination Fiscal Year, 2023	50,814
Term Loans Amortized Cost by Origination Fiscal Year, 2022	47,346
Term Loans Amortized Cost by Origination Fiscal Year, 2021	42,943
Term Loans Amortized Cost by Origination Fiscal Year, 2020	26,794
Term Loans Amortized Cost by Origination Fiscal Year, Prior	52,616
Revolving Loans Amortized Cost Basis
Total	250,485
Pass [Member] | Multi-family [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024	400
Term Loans Amortized Cost by Origination Fiscal Year, 2023	6,076
Term Loans Amortized Cost by Origination Fiscal Year, 2022	5,907
Term Loans Amortized Cost by Origination Fiscal Year, 2021	1,239
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior	2,193
Revolving Loans Amortized Cost Basis
Total	15,815
Pass [Member] | Construction [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024	8,230
Term Loans Amortized Cost by Origination Fiscal Year, 2023	5,562
Term Loans Amortized Cost by Origination Fiscal Year, 2022	23
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total	13,815
Pass [Member] | Land [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024	401
Term Loans Amortized Cost by Origination Fiscal Year, 2023	252
Term Loans Amortized Cost by Origination Fiscal Year, 2022	213
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior	70
Revolving Loans Amortized Cost Basis
Total	936
Pass [Member] | Farm [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022	221
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior	948
Revolving Loans Amortized Cost Basis
Total	1,169
Pass [Member] | Nonresidential real estate [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024	7,828
Term Loans Amortized Cost by Origination Fiscal Year, 2023	1,561
Term Loans Amortized Cost by Origination Fiscal Year, 2022	3,099
Term Loans Amortized Cost by Origination Fiscal Year, 2021	3,406
Term Loans Amortized Cost by Origination Fiscal Year, 2020	5,711
Term Loans Amortized Cost by Origination Fiscal Year, Prior	10,648
Total	32,253
Pass [Member] | Commercial and Industrial [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024	482
Term Loans Amortized Cost by Origination Fiscal Year, 2023	214
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021	4
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total	700
Pass [Member] | Share Loans [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024	116
Term Loans Amortized Cost by Origination Fiscal Year, 2023	113
Term Loans Amortized Cost by Origination Fiscal Year, 2022	20
Term Loans Amortized Cost by Origination Fiscal Year, 2021	15
Term Loans Amortized Cost by Origination Fiscal Year, 2020	176
Term Loans Amortized Cost by Origination Fiscal Year, Prior	379
Revolving Loans Amortized Cost Basis
Total	819
Pass [Member] | Home Equity [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis	10,490
Total	10,490
Pass [Member] | Auto [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024	68
Term Loans Amortized Cost by Origination Fiscal Year, 2023	9
Term Loans Amortized Cost by Origination Fiscal Year, 2022	30
Term Loans Amortized Cost by Origination Fiscal Year, 2021	3
Term Loans Amortized Cost by Origination Fiscal Year, 2020	2
Term Loans Amortized Cost by Origination Fiscal Year, Prior	5
Revolving Loans Amortized Cost Basis
Total	117
Pass [Member] | Unsecured [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024	285
Term Loans Amortized Cost by Origination Fiscal Year, 2023	34
Term Loans Amortized Cost by Origination Fiscal Year, 2022	24
Term Loans Amortized Cost by Origination Fiscal Year, 2021	174
Term Loans Amortized Cost by Origination Fiscal Year, 2020	13
Term Loans Amortized Cost by Origination Fiscal Year, Prior	55
Revolving Loans Amortized Cost Basis
Total	585
Special mention [Member] | One- to four-family [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior	667
Revolving Loans Amortized Cost Basis
Total	667
Special mention [Member] | Multi-family [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Special mention [Member] | Construction [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Special mention [Member] | Land [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Special mention [Member] | Farm [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Special mention [Member] | Nonresidential real estate [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior	130
Total	130
Special mention [Member] | Commercial and Industrial [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Special mention [Member] | Share Loans [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Special mention [Member] | Home Equity [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Special mention [Member] | Auto [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Special mention [Member] | Unsecured [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Substandard [Member] | One- to four-family [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021	81
Term Loans Amortized Cost by Origination Fiscal Year, 2020	110
Term Loans Amortized Cost by Origination Fiscal Year, Prior	4,873
Revolving Loans Amortized Cost Basis
Total	5,064
Substandard [Member] | Multi-family [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Substandard [Member] | Construction [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Substandard [Member] | Land [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior	28
Revolving Loans Amortized Cost Basis
Total
Substandard [Member] | Farm [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Substandard [Member] | Nonresidential real estate [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023	1,017
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior	908
Total	1,925
Substandard [Member] | Commercial and Industrial [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Substandard [Member] | Share Loans [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Substandard [Member] | Home Equity [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis	154
Total	154
Substandard [Member] | Auto [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Substandard [Member] | Unsecured [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Doubtful [Member] | One- to four-family [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Doubtful [Member] | Multi-family [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Doubtful [Member] | Construction [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Doubtful [Member] | Land [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Doubtful [Member] | Farm [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Doubtful [Member] | Nonresidential real estate [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Doubtful [Member] | Commercial and Industrial [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Doubtful [Member] | Share Loans [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Doubtful [Member] | Home Equity [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Doubtful [Member] | Auto [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total
Doubtful [Member] | Unsecured [Member]
Risk Rating:
Term Loans Amortized Cost by Origination Fiscal Year, 2024
Term Loans Amortized Cost by Origination Fiscal Year, 2023
Term Loans Amortized Cost by Origination Fiscal Year, 2022
Term Loans Amortized Cost by Origination Fiscal Year, 2021
Term Loans Amortized Cost by Origination Fiscal Year, 2020
Term Loans Amortized Cost by Origination Fiscal Year, Prior
Revolving Loans Amortized Cost Basis
Total